As Filed with the Securities and Exchange Commission on March 31, 2005
                                                     Registration Nos. 2 - 30771
                                                                     811 - 01764
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933

                         [ ] Pre-Effective Amendment No.
                      [ x ] Post-Effective Amendment No. 52

         Registration Statement Under the Investment Company Act of 1940

                             [ x ] Amendment No. 52

                      AMERICAN FIDELITY SEPARATE ACCOUNT A
              (formerly American Fidelity Variable Annuity Fund A)
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, Including Area Code        (405) 523-2000

Stephen P. Garrett                             Copies to:
Senior Vice President
Law and Government Affairs                     Jennifer Wheeler
American Fidelity Assurance Company            McAfee & Taft
2000 N. Classen Boulevard                      A Professional Corporation
Oklahoma City, Oklahoma  73106                 10th Floor, Two Leadership Square
(Name and Address of Agent for Service)        Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the
                                               Registration Statement

It is proposed that this filing will become effective (check appropriate box)
      [   ]   immediately upon filing pursuant to paragraph (b) of Rule 485
      [   ]   on (date) pursuant to paragraph (b) of Rule 485
      [   ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485
      [   ]   on May 1, 2005 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
      [   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:          Group variable annuity contracts
________________________________________________________________________________

                               AFPR1ME
                                    GROWTH(R)
                                        Variable Annuity

                                    issued by

                      American Fidelity Separate Account A

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2005


     American Fidelity Separate Account A is offering the AFPR1ME GROWTH(R) Variable Annuity to employers and self-employed individuals for use in qualified retirement plans. The AFPR1ME GROWTH(R) Variable Annuity is issued by American Fidelity Assurance Company in the form of group contracts between American Fidelity and the employer or self-employed individual or an individual using the contract to fund an Individual Retirement Annuity.

         The assets of Separate Account A will be invested solely in American Fidelity Dual Strategy Fund, Inc.(R) Dual Strategy Fund's primary investment objective is long-term capital growth; its secondary investment objective is the production of income. The fund invests in a diversified portfolio consisting primarily of common stock. Any income and realized capital gains from the fund will be reinvested by Separate Account A in shares of the fund.

     This prospectus contains important information about the AFPR1ME GROWTH(R) Variable Annuity and Separate Account A that a prospective investor should know before investing. To learn more about the variable annuity and Separate Account A, you should read our Statement of Additional Information dated May 1, 2005 that we filed with the Securities and Exchange Commission. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference and other material that we file electronically with the SEC.

     The Statement of Additional Information is incorporated by reference into this document. The table of contents of the Statement of Additional Information appears on the last page of this prospectus. For a free copy of our Statement of Additional Information, call us at (800) 662-1106 or write to us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             ---------------------

     Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Accumulation phase: The period of time between becoming a participant and the commencement of annuity payments. Until you begin receiving annuity payments, your policy is in the accumulation period.

     Accumulation unit: The unit of measurement we use to keep track of the value of your account during the accumulation period.

     Annuitant: The person on whose life annuity payments are based.

     Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Payments made after retirement to participants pursuant to the contract.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to calculate your annuity payments during the annuity period.

     Contract: The master group contract between American Fidelity and a contract owner.

     Contract owner: The entity to which a contract is issued, which is normally the employer of participants or an organization representing an employer.

     Participant: A person, like yourself, who has an interest in an annuity contract due to making premium deposits.

     Participant account: The account we maintain for you, as a participant, reflecting the accumulation units credited to you.

     Purchase payment: Money invested by or on behalf of participants in a contract.

                                TABLE OF CONTENTS

                                                                Page
                                                                ----

Summary...........................................................1
Fee Table.........................................................2
The AFPR1ME GROWTH(R) Variable Annuity............................3
Purchasing Accumulation Units.....................................4
Receiving Payments From the Annuity...............................5
Expenses..........................................................7
Withdrawals.......................................................8
Death Benefit.....................................................9
Federal Tax Matters...............................................9
Legal Proceedings................................................15
Financial Statements.............................................15
Table of Contents of Statement of Additional Information.........15

                                     SUMMARY

     In this summary, we discuss some of the important features of your group annuity contract. You should read the entire prospectus for more detailed information about your policy and Separate Account A.

     The AFPR1ME GROWTH(R) Variable Annuity. The AFPR1ME GROWTH(R) Variable Annuity is a contract between an employer, who is the contract owner on behalf of its participants, and American Fidelity, which is the insurance company. Money invested in the AFPR1ME GROWTH(R) Variable Annuity is invested on a tax deferred basis in Dual Strategy Fund. The AFPR1ME GROWTH(R) Variable Annuity is designed for people seeking long-term earnings, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not become a participant in the AFPR1ME GROWTH(R) Variable Annuity if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the annuity contract has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity on a pre-tax basis, and your earnings accumulate on a tax-deferred basis. You can withdraw money from your participant account during the accumulation phase, but federal income tax and penalties may apply if you make withdrawals before age 59 1/2.

     The annuity phase begins when you start receiving regular payments from your participant account. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your participant account during the accumulation phase and on the investment performance of Dual Strategy Fund.

     Dual Strategy Fund. The money you invest in your AFPR1ME GROWTH(R) Variable Annuity is used to purchase, at net asset value, shares of Dual Strategy Fund. You can make or lose money on your investment, depending on market conditions.

     Taxes. Generally, the premium deposits you make are excludable from your gross income, and earnings are not taxed until you make a withdrawal. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59 1/2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. All payments during the annuity period are taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. No fees are charged for withdrawals. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. If a withdrawal causes your participant account to have a remaining value of less than $1,000, we may redeem all your accumulation units and cancel your account. After a complete withdrawal, you may not establish a new participant account without our consent.

     Although the contract does not have a "free-look" provision, you do have the right to withdraw all or part of the value of your participant account at any time without paying a withdrawal fee.

     Questions. If you have any questions about your contract or need more information, please contact us at:

                   American Fidelity Assurance Company
                   Annuity Services Department
                   P.O. Box 25520
                   Oklahoma City, OK 73125-0520
                   Telephone: (800) 662-1106
                   E-mail: va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy. State premium taxes may also be deducted.

Contract Owner Transaction Expenses (as a percentage of purchase payments)
     Sales Charge...................................................3.00%
     Administrative Expense ........................................0.25%
     Minimum Death Benefit Expense..................................0.75%
     Deferred Sales Load.............................................None
     Surrender Fees..................................................None
     Exchange Fee....................................................None

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Per Payment Charge................................................. $ 0.50
One-time Contract Certificate Fee.................................. $15.00
Separate Account A Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Fees............................. 0.96025%

     The next table shows the minimum and maximum total operating expenses charged by Dual Strategy Fund that you pay periodically during the time that you own the policy. Additional details about the Dual Strategy Fund's fees and expenses is contained in the prospectus for the portfolio company.

Dual Strategy Fund Annual Expenses (as a percentage of its average net assets)

                                                       Minimum        Maximum
                                                       -------        -------
     Management Fee.................................... 0.50%          0.50%

     The purpose of the fee table is to show you the various costs and expenses that you will bear directly or indirectly. The table reflects the expenses of both Separate Account A and Dual Strategy Fund. For a more complete explanation of each of the expense components, see "Expenses" on page 7 of this prospectus as well as the description of expenses of Dual Strategy Fund in the accompanying prospectus. Although premium taxes are not reflected in the fee table, they may apply.

Example

     The examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and portfolio fees and expenses.

     The examples assume that you invest $10,000 in the policy for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, the examples show the expenses you would pay on a $10,000 investment. Because no surrender fees or deferred sales load charges apply, the expenses below show the amount you would pay regardless of whether you surrender your policy at the end of each time period or do not surrender your policy or if you annuitize.

   1 Year                  3 Years               5 Years              10 Years
   ------                  -------               -------              --------

   $973.37                 $857.64              $1,178.62             $2,084.00

     This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the example is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     The following table shows accumulation unit values and the number of accumulation units outstanding for Separate Account A for 1999 through 2004, and for Separate Account A's predecessor, American Fidelity Variable Annuity Fund A, for all prior years. The information is derived from the financial statements of Separate Account A and its predecessor. Beginning January 1, 1999, accumulation unit information for Separate Account A reflects its operations as a unit investment trust investing in Dual Strategy Fund.

                         2004     2003     2002     2001     2000     1999     1998     1997     1996     1995
Accumulation Unit
value:
   Beginning of year.   $22.978  $18.503  $24.926  $28.382  $28.552  $24.333  $19.463  $15.339  $12.199  $ 9.094
   End of year.......   $24.616  $22.978  $18.503  $24.926  $28.382  $28.552  $24.333  $19.463  $15.339  $12.199
Number of Accumulation
   Units outstanding
   at end of year (in
   000's)............     7,848    8,069    8,228    8,125    8,077    7,985    7,584    7,044    6,443    5,997


                     THE AFPR1ME GROWTH(R) VARIABLE ANNUITY

About the Contract

     The AFPR1ME GROWTH(R) Variable Annuity is a group annuity. A group annuity is a contract between an employer, who is the contract owner on behalf of its participants, and an insurance company (in this case American Fidelity Assurance Company), where the insurance company promises to pay you, the participants (or someone else you choose), an income in the form of annuity payments beginning on a date chosen by you. The person upon whose life the policy is based is called the annuitant, even if that person is you. You or someone else specified by you may be the annuitant. If the annuitant dies during the accumulation phase, American Fidelity Assurance Company will pay a death benefit to your beneficiary.

     We may change the AFPR1ME GROWTH(R) Variable Annuity at any time if required by state or federal laws. After a contract has been in force for three years, we may change any term of the contract except that benefits already earned by participants cannot be decreased and guaranteed monthly life incomes cannot be decreased. We will notify contract owners of any change at least 90 days before a change will take effect.

Naming a Beneficiary

     A beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. You name the beneficiary or beneficiaries, as the case may be, at the time you become a participant in the contract, but you may change beneficiaries at a later date. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     You can change the beneficiary of your policy at any time during the annuitant's life, unless you name the person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent.

     To change your beneficiary, you need to send a request on a form we accept to our home office. The change will go into effect when signed, subject to any payments we make or actions we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any annuity option in effect at the time of the annuitant's death.

Voting Rights

     American Fidelity Assurance Company is the legal owner of the Dual Strategy Fund shares allocated to Separate Account A. However, we believe that when Dual Strategy Fund solicits proxies in conjunction with a shareholder vote, we are required to obtain from contract owners (based on instructions they receive from their respective participants and annuitants) instructions as to how to vote those shares. When we receive the instructions, we will vote all of the shares we own for the benefit of Separate Account A in proportion to those instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Substitution

     We cannot guarantee that Dual Strategy Fund will always be available for our variable annuity products. If it should not be available, we will try to replace it with a comparable fund. A substitution of shares attributable to the contracts will not be made without prior notice to contract owners, participants and annuitants and the prior approval of the SEC in conformity with the Investment Company Act of 1940.

                          PURCHASING ACCUMULATION UNITS

Purchase Payments

     In order to keep track of the value of your account during the accumulation phase, we use a measurement called an accumulation unit. Each time you invest money with us, you are making a purchase payment (sometimes called a premium deposit). Every purchase payment you make increases the number of accumulation units in your participant account. You may make purchase payments at any time during the accumulation phase. Your first purchase payment must be at least $20, and after that, each purchase payment must be at least $10. You may increase, decrease or change the frequency of your deposits at any time. We reserve the right to reject any application or purchase payment.

     Once we receive your initial purchase payment and application, we will issue you a certificate evidencing your participation in the annuity contract. We will invest your first purchase payment within two business days of receiving it. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete the initial application process within five business days, we will either send your money back to you or get your permission to keep it until we get all of the necessary information. After your initial purchase payment, we will credit all subsequent purchase payments to your participant account using the accumulation unit value next determined after we receive your deposit. If we receive a purchase payment by 3:00 p.m., Central Time, we will apply same-day pricing to determine the number of accumulation units to credit to your account.

Accumulation Units

     The value of your participant account will go up or down depending upon the investment performance of Dual Strategy Fund and the expenses of, and deductions charged by, Separate Account A. The value of your participant account is based on the number of accumulation units in your account and the value of the accumulation units.

     We calculate the value of an accumulation unit after the New York Stock Exchange closes on each day that both the market and American Fidelity Assurance Company are open, and then credit your participant account accordingly. We determine the value of an accumulation unit by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor, which we call the net investment factor, is determined by:

     o dividing the value of a Dual Strategy Fund share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of a Dual Strategy Fund share for the previous period; and

     o    subtracting from that amount the mortality and expense risk charge.

The value of an accumulation unit may go up or down from day to day.

     The value of your account at any time before you begin receiving annuity payments is determined by multiplying the total number of accumulation units credited to your account by the current accumulation unit value. When you make a premium deposit, we credit your participant account with accumulation units. The number of accumulation units credited is determined by dividing the amount of the net premium deposit (after deduction of 4% to cover sales, administrative and minimum death benefit charges and $.50 per premium deposit) by the value of the accumulation unit. A $15 contract certificate issuance fee will also be deducted from the first premium deposit. Each participant is advised semiannually of the number of accumulation units credited to his or her account, the current accumulation unit value, and the total value of the account.
Example:

          On Thursday morning, we receive a premium deposit of $100 from you. At 3:00 p.m., Central Time, on that Thursday, we determine that the value of an accumulation unit is $20.25. We then divide $95.50 by $20.25 and credit your participant account on Thursday night with 4.72 accumulation units.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Upon investing in the AFPR1ME GROWTH(R) Variable Annuity, you will select an annuity date, which is the month and year that you will begin receiving regular monthly income payments from the annuity. You may select your desired annuity date at any time after your initial investment and you may change the annuity date if you choose; however, you must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. The annuity date may not be later than the earliest to occur of the distribution date required by federal law, the contract owner's tax qualified plan or, if applicable, state law.

Selecting an Annuity Option

     On your annuity date, we will begin making annuity payments in accordance with one of our income plans. If the value of your participant account is at least $1,000, you may choose from our various income plans offered, which we call annuity options. You must designate the annuity option you prefer at least 30 days before your annuity date. If you do not choose an annuity option, we will make annuity payments to you in accordance with Option 2 below, and the full amount of your participant account will be paid out in 120 monthly payments. If the value of your account is less than $1,000, we reserve the right to pay you the entire amount of your participant account in one lump sum on your annuity date.

     You may choose one of the following annuity options at any time during the accumulation period. After your annuity payments begin, you cannot change your annuity option.

----------------------   -------------------------------------------------------

      Option 1           We will make monthly payments during the life of the
Life Variable Annuity    annuitant. If this option is elected, payments will
                         stop when the annuitant dies.
----------------------   -------------------------------------------------------

      Option 2           We will make monthly payments for the guaranteed period
Life Variable Annuity    selected during the life of the annuitant.  When the
with Payments Certain    annuitant dies, any amounts remaining under the
                         guaranteed period selected will be distributed to the
                         beneficiary at least as rapidly as they were being
                         paid as of the date of the annuitant's death. If the
                         beneficiary dies before the end of the guaranteed
                         period, the present value of the remaining payments
                         will be paid to the estate of the beneficiary based on
                         an annual compound interest rate of 3.5%. The
                         guaranteed period may be 10 years, 15 years or 20
                         years.
----------------------   -------------------------------------------------------

     Option 3            We will make monthly payments during the lifetime of
   Unit Refund Life      the annuitant. Upon the annuitant's death, we will
   Variable Annuity      make an additional payment equal to the value at the
                         date of death of the number of variable annuity units
                         equal to the excess, if any, of (a) the total amount
                         applied under this option divided by the variable
                         annuity unit value on the annuity date over (b) the
                         variable annuity units represented by each annuity
                         payment multiplied by the number of annuity payments
                         paid prior to death.
----------------------   -------------------------------------------------------

     Option 4            We will make monthly payments during the joint lifetime
Joint and Survivor       of the annuitant and a joint annuitant. Payments will
     Annuity             continue during the lifetime of the surviving annuitant
                         based on 66 2/3% of the annuity payment in effect
                         during the joint lifetime. If the joint annuitant is
                         not the annuitant's spouse, this annuity option may not
                         be selected if, as of the annuity date, the present
                         value of the annuity payments which would be payable to
                         the joint annuitant exceeds 49% of the present value
                         of all payments payable to the annuitant and the
                         joint annuitant.
----------------------   -------------------------------------------------------

     Option 5            You may elect forms of fixed annuities that have
   Fixed Annuity         essentially the same characteristics as Annuity Options
                         1 through 4 above.
----------------------   -------------------------------------------------------

     You may change your annuity option by written request at any time before you begin receiving annuity payments. Any change must be requested at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth.

Annuity Payments

     Annuity payments are paid in monthly installments, although we reserve the right to change the frequency of payments. If the amount of your monthly annuity payment becomes less than $20, we may change the payment interval to result in payments of at least $20.

     Annuity payments may be made on a variable basis and/or on a fixed basis. Payments made on a variable basis are based on the actual investment performance of Dual Strategy Fund. Payments made on a fixed basis are based on a dollar amount that is fixed as of the annuity date and an annual rate of interest of 4%. If you choose a fixed annuity, your annuity payments will be based on an interest rate of 4% regardless of the actual performance of Dual Strategy Fund.

     If you choose to have any portion of your annuity payments based on a variable annuity option, the amount of your first annuity payment will be based on an assumed investment rate of 4.5%. The amount of subsequent annuity payments you receive may be more or less than your initial payment depending on three things:

     o    the value of your participant account on the annuity date,

     o    the assumed investment rate of 4.5%, and

     o    the performance of Dual Strategy Fund.

     After you receive your first annuity payment, if Dual Strategy Fund's actual performance exceeds the 4.5% assumed rate, your monthly annuity payments will increase if you chose a variable annuity. Similarly, if the actual performance rate is less than 4.5%, your annuity payments will decrease relative to the first payment you received. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                                    EXPENSES

     Charges and other expenses associated with the AFPR1ME GROWTH(R) Variable Annuity will reduce your investment return. These charges and expenses are explained below.

---------------------------- ---------------------------------------------------

Sales Charge                 We deduct a 3% sales charge from each purchase
                             payment we receive.  The sales charge is intended
                             to recover our distribution expenses associated
                             with marketing contracts.  If the 3% sales charge
                             is not adequate to recover our distribution
                             expenses, we pay the difference.  We may pay the
                             difference, if there is one, from, among other
                             things, proceeds derived from the mortality and
                             expense risk charges discussed below.  The sales
                             charge for lump sum or periodic payments of $2,000
                             or more may be less than 3%, depending on the
                             actual commission paid.
---------------------------- ---------------------------------------------------

Insurance Charges

    Administrative           We deduct .25% of each purchase payment we
    Expenses                 receive to recover administrative expenses we
                             incur, including salaries, rent, postage, telephone and office equipment, printing, travel, legal, actuarial and accounting fees.

                             We also charge an additional $.50 administrative
                             charge against each purchase payment (for the
                             processing of each purchase payment received for
                             each plan participant) and a one-time certificate
                             issuance fee of $15 (which is applied toward the
                             expense of setting up each new administrative
                             record). We will not increase the additional $.50
                             administrative charge until your premium deposits
                             equal twice the amount of premium deposits made
                             during your first year of participation. We may
                             increase the deduction on premium deposits in
                             excess of such amount when our labor costs exceed
                             the expenses associated with the technology used
                             to administer our products and services.
    Minimum
    Death Benefit            A deduction of .75% of each premium deposit is
                             made to cover our costs associated with the minimum death payment. This deduction is not applicable after you reach age 65.

    Mortality and            We assume the risk that the actuarial estimate of
    Expense Risk             mortality rates among variable annuitants may be
                             erroneous and the reserves based on such estimate
                             will not be sufficient to meet annuity payment
                             obligations. In other words, we assume the risk
                             that participants will live longer than we expect
                             and that we will not have enough money to pay all
                             of the annuity payments we are obligated to pay.
                             We receive .96025% on an annual basis (.0026308%
                             for each one-day valuation period) of average
                             account value for mortality and expense risks
                             assumed. Of this amount, .85% is for mortality
                             risks and .11025% is for expense risks.
---------------------------- ---------------------------------------------------

Taxes
    Premium Taxes            Some states and other governmental entities, such
                             as municipalities, charge premium or similar taxes.
                             We are responsible for paying these taxes and will deduct the amount of taxes paid on your behalf from the value of your participant account. Some taxes are due when premium deposits are made; others are due when annuity payments begin. Currently, we pay any premium taxes when they become payable to the states. Premium taxes presently range from 0% to 4%, depending on the state.

    Income
    Taxes                    We will deduct from each contract any income
                             taxes which the separate account may incur because of the contract. Currently, we are not making any such deductions.
---------------------------- ---------------------------------------------------

Dual Strategy Fund Expenses  Dual Strategy Fund pays us, its investment advisor, an annual management and investment advisory fee of .50% of the value of the average daily net assets of Dual Strategy Fund.

                             Deductions are taken from, and expenses
                             paid out of, the assets of Dual Strategy Fund. Because Separate Account A purchases shares of Dual Strategy Fund, the net assets of Separate Account A will reflect the investment advisory fee and portfolio expenses incurred by Dual Strategy Fund. You should read the attached prospectus for Dual Strategy Fund for information about such deductions.
---------------------------- ---------------------------------------------------

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for redemption. There is no assurance that the redemption value of your participant account will equal or exceed the aggregate amount of purchase payments. We do not charge any administrative fees for withdrawals.

     If you redeem part of the accumulation units in your account, the number of accumulation units in your participant account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn divided by the applicable accumulation unit value next computed after we receive the redemption request. If a partial redemption reduces the value of your participant account to less than $1,000, we reserve the right to pay you the cash value of all of the accumulation units in your account and cancel your account. After full redemption and cancellation of a participant's account, no further purchase payments may be made on behalf of the participant without our consent.

     A participant's request for redemption should be submitted to us in writing on a form we accept, with the signature of the person in whose name the participant account is registered, signed exactly as the name appears on our register. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. All proper redemption requests received before 3:00 p.m., Central Time, will receive same-day pricing.

     Payments for accumulation units redeemed are made within three business days after we receive a properly tendered request. However, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Redemption rights may be suspended or payment postponed at times when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal by Dual Strategy Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for Dual Strategy Fund to determine the value of its net assets; or

     o for such other periods as the SEC may by order permit for the protection of participants.

     Restrictions exist under federal income tax law concerning when you can make withdrawals from a qualified plan. In addition, certain adverse tax consequences may result from withdrawals, as explained below under "Federal Tax Matters."



Marketing Timing Policy

     Market timing policies are designed to address the excessive short-term trading of mutual fund shares by a policy owner or policy owners that may be harmful to the remaining policy owners. At this time, Separate Account A offers a single investment option, so it does not create the same opportunities for market timing that separate accounts that offer multiple investment options create. However, in order to minimize any opportunity for market timing activities, Separate Account A (i) deducts a 3% sales charge from each purchase payment we receive and (ii) after full redemption and cancellation of a participant's account, no further purchase payments may be made on behalf of the participant without our consent.

DEATH BENEFIT

     In the event of a participant's death before receipt of annuity payments, death proceeds are payable to the person's named beneficiary in an amount equal to:

     o the value of the participant's account as of the valuation date (the date on which we have received both written notice of death and the beneficiary's written instructions), or

     o if greater, and if the participant's death occurs before age 65, 100% of the total purchase payments made by the participant, less any redemptions.

Payments normally are made within seven days of receipt of notice.

     If a participant dies during the annuity period, we will pay any remaining guaranteed payments to:

     o    the participant's beneficiary, or

     o    the participant's estate, if no beneficiary survives.

Any payments made to a beneficiary must be made on a payment schedule at least as rapid as that made to the participant.

     A beneficiary who is the spouse of a deceased participant may choose to receive the death benefit in any form that the participant could have chosen to receive annuity payments. Federal tax law requires that annuity contracts issued after January 18, 1985 restrict the length of time over which non-spouse beneficiaries may elect to receive death benefit proceeds. Contracts issued after January 18, 1985 provide that non-spouse beneficiaries must either:

     o take a total distribution within five years of the death of the participant, or

     o within one year of the participant's death, begin receiving annuity payments under an annuity option for a period not to exceed the expected lifetime of the beneficiary.

                               FEDERAL TAX MATTERS

     The following description of federal income tax consequences under the contracts is not exhaustive, and special rules may apply to situations not discussed here. For further information, consult a qualified tax advisor before establishing any retirement program. This description is not intended as tax advice. We have included additional information regarding taxes in the Statement of Additional Information.

General

     Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress has recognized how important saving for retirement is and provided special rules in the Internal Revenue Code of 1986, as amended, for annuities. Basically, these rules provide that you will not be taxed on the money you contribute under your contract and/or the earnings on your contributions until you receive a distribution from your contract (as a withdrawal or an annuity payment). There are different rules regarding how you will be taxed depending upon how you take money out of your contract.

Taxes Payable by Participants and Annuitants

     The contracts offered by this prospectus are used with retirement programs which receive favorable tax-deferred treatment under federal income tax law. Increases in the value of a participant's account are not subject to income tax until annuity payments commence, at which time the amount of each payment is considered as ordinary income.

     Annuity payments and other amounts received under all contracts generally are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments and other amounts received under all contracts may be subject to state income tax withholding requirements.

Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions

     Premium Deposits. Under Section 403(b) of the Internal Revenue Code, payments made by tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code and by public educational institutions to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate premium deposits do not exceed the limitations prescribed by Section 402(g), 414(v) and Section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

     An individual's voluntary salary reduction contributions under Section 403(b) are generally limited by the Code annually. For 2005 the annual limitation is $14,000 per year (as adjusted from time to time by the Internal Revenue Service). Additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally subject to the contribution limits applicable to defined contribution plans. In addition, employer contributions may need to comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) reaching age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (provided, however, that hardship distributions are limited to the amount of salary reduction contributions, not including any earnings).

     Distributions from a Section 403(b) annuity contract are taxed as ordinary income to the recipient in accordance with Section 72 of the Internal Revenue Code. Distributions received before the recipient reaches age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability (as defined in Section 72(m)(7) of the Code), (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments (not less frequently than annually) over the life (or life expectancy) of the participant (or the joint lives or joint life expectancy of the participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses. Other exceptions may also apply, depending on the specific circumstances of the withdrawal or distribution.

     Required Distributions. Generally, distributions from Section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the participant reaches age 70 1/2 or the calendar year in which the participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the participant (or the joint life expectancy of the participant and beneficiary). If a participant dies prior to the commencement of annuity payments, the amount accumulated under the account must be distributed within five years or, if distributions to a beneficiary designated under the account start within one year of the participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the designated beneficiary is the participant's surviving spouse, the beneficiary must begin receiving benefits on or before the end of the calendar year in which the deceased spouse would have reached age 70 1/2. If the participant has started receiving annuity distributions prior to his or her death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax-Free Transfers and Rollovers. The Internal Revenue Service has ruled (in Revenue Ruling 90-24) that total or partial amounts may be transferred tax free between Section 403(b) annuity contracts and/or Section 403(b)(7) custodial accounts under certain circumstances. In addition, a distribution from a Section 403(b) annuity may be rolled over into a qualified plan, a Section 457 plan sponsored by a governmental entity, an Individual Retirement Account ("IRA") or another Section 403(b) annuity contract. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another Section 403(b) program is subject to 20% federal income tax withholding unless the participant elects a direct rollover of such distribution to an IRA or other Section 403(b) program.

Sections 401(a), 401(k) and 403(a) Qualified Pension, Profit-Sharing or Annuity Plans

     Premium Deposits. Premium deposits made by an employer or a self-employed individual under a pension, profit-sharing or annuity plan qualified under
Section 401(a) or Section 403(a) of the Code are excluded from the gross income of the employee for federal income tax purposes. Payments made by an employee generally are made on an after-tax basis, unless they are made on a pre-tax basis by reason of Sections 401(k) or 414(h) of the Code.

     Taxation of Distributions. Distributions from contracts purchased under qualified plans are generally taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute the "investment in the contract"). If a distribution is made in the form of annuity payments, a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is allocable to the taxpayer's after-tax contributions to the plan. In general, the excludable amount is determined by dividing the after-tax contributions (basis) by the anticipated number of payments to be made under the contract. Individuals who reached age 50 by January 1, 1986 and are going to receive a lump sum distribution may elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who reached age 50 by January 1, 1986 may elect capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received from an account under a qualified plan prior to reaching of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to Section 403(b) annuities.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to Section 403(b) annuities.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under Sections 401(a) or 403(a) may be transferred in a tax-free rollover to an individual retirement account or annuity or to another such plan. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another Section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the participant elects direct rollover of such distribution to an IRA or other Section 401(a) or 403(a) plan.

Individual Retirement Annuities (IRAs)

Traditional IRAs

     Premium Deposits. Federal tax laws limit the extent to which individuals may make tax-deductible contributions for traditional IRA contracts and the circumstances under which such contributions may be made. Deductible contributions equal to the lesser of $4,000 (as adjusted from time to time as provided in Section 219(b)(1)(A) of the Code) for individuals under 50 years old and $4,500 (as adjusted from time to time as provided in Section 219(b)(5) of the Code) for individuals who average 50 or older, or 100% of taxable compensation are permitted only for an individual who (i) is not (and whose spouse is not) an active participant in another retirement plan; (ii) is an active participant in another retirement plan, but is unmarried and has adjusted gross income in 2005 of $45,000 or less; (iii) is an active participant in another retirement plan, but is married and has adjusted gross income in 2005 of $65,000 or less; or (iv) is not an active participant in another retirement plan, but his or her spouse is an active participant in another retirement plan and the couple has adjusted gross income of $160,000 or less. Such individuals may also establish an IRA for a spouse during the tax year if the combined compensation of both spouses is at least equal to the contributed amount. An individual who is an active participant in another retirement plan and whose adjusted gross income exceeds the cut-off point (for 2005, $45,000 if unmarried and $65,000 if married) by less than $10,000 is entitled to make deductible IRA contributions in proportionately reduced amounts. An individual may not make tax-deductible contributions for the year in which the individual reaches age 70 1/2, or any subsequent year.

     An individual may make non-deductible IRA contributions to the extent of the excess of (i) the lesser of $4,000 (as adjusted from time to time as provided in Section 219(b)(1)(A) of the Code) for individuals under 50 years old and $4,500 (as adjusted from time to time as provided in Section 219(b)(5) of the Code) for individuals who average 50 or older, or (ii) 100% of compensation over the IRA deduction limit with respect to the individual.

     Taxation of Distributions. Distributions from IRA contracts are taxed as ordinary income to the recipient except to the extent allocable to the recipient's non-deductible contributions (which constitute the "investment in the contract"). If a distribution is made in the form of an annuity, the rules for determining the taxable portion of a distribution are similar to the rules described with respect to pension, profit-sharing, and annuity plans. In addition, a 10% penalty tax generally will be imposed on taxable distributions received before the year in which the recipient reaches age 59 1/2, except that distributions made on account of death or disability or in the form of substantially equal periodic payments over the life (or life expectancy) of the participant (or the joint lives or joint life expectancies of the participant and beneficiary) are not subject to the penalty tax. In addition, early withdrawals for the purchase of a home by a first-time home buyer (subject to a $10,000 lifetime limit on the amount of such withdrawals) or for the payment of qualified higher education expenses, medical expenses (in limited circumstances) or medical insurance (in limited circumstances) are not subject to the penalty tax.

     Required Distributions. The minimum distribution requirements for IRA contracts are generally the same as described with respect to Section 403(b) annuities, except that no amounts are exempted from the minimum distribution requirements, in all events such distributions must commence no later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2 and if the participant's spouse is the beneficiary the five year distribution requirements may be waived by statute under certain circumstances, or by the spouse's election to treat the decedent's IRA as his or her own IRA.

     Tax-Free Rollovers. The Internal Revenue Service has ruled (in Revenue Ruling 78-406) that total or partial amounts may be directly transferred tax-free from an IRA to another IRA. Federal law permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing or annuity plan, or a Section 403(b) annuity contract to an IRA contract under certain conditions. Amounts accumulated under such a rollover IRA may, subject to certain limitations, subsequently be rolled over on a tax-free basis to another such plan or Section 403(b) annuity contract. In addition, subject to certain limitations, a tax-free rollover may be made from one IRA to another, provided that not more than one such rollover may be made during any twelve-month period. Subject to certain limitations, a tax-free rollover may be made from an IRA to a qualified employer pension, under certain conditions. In order to qualify for tax-free treatment, all rollovers must be completed within 60 days after the distribution is received.

Roth IRAs

     Premium Deposits. The "Roth IRA" permits individuals to make non-deductible contributions and, if specific requirements are met, receive distributions that are tax free. The Roth IRA is an individual retirement account and is treated in the same manner as a regular IRA with certain exceptions. An individual can make an annual non-deductible contribution to a Roth IRA up to the lesser of $4,000 (as adjusted from time to time as provided in Section 219(b)(A) of the Code) for individuals under 50 years old and $4,500 (as adjusted from time to time as provided in Section 219(b)(5) of the Code) for individuals who are age 50 or older, or 100% of the individual's annual compensation minus the aggregate amount of contributions for the tax year to all other IRAs maintained for the benefit of that individual. Unlike a traditional IRA, active participation in an employer's qualified plan does not reduce the amount that an individual can contribute to a Roth IRA. However, lower limitations or phase-out provisions apply to individuals with adjusted gross income of between $95,000 and $110,000, and for joint filers with combined adjusted gross income of between $150,000 and $160,000, and married individuals filing separately with adjusted gross income of between $0 and $10,000.

     Taxation of Distributions. Distributions from a Roth IRA are not includible in income if the contribution to which the distribution relates is a "qualified distribution." A "qualified distribution" is a distribution which is made (i) after the individual has held the Roth IRA for at least five years, and (ii) on or after the recipient becomes age 59 1/2, on account of death, or disability or for a qualified first-time home buyer expense (subject to certain lifetime limitations on the amount). Non-qualifying distributions from a Roth IRA are includible in income to the extent of earnings on contributions. Distributions that are attributable to contributions to a Roth IRA are received tax free, since these contributions were nondeductible. The 10% penalty tax (and the exemptions) applicable to traditional IRA distributions also applies to taxable Roth IRA distributions.

     Required Distributions. Roth IRAs are not subject to minimum distribution rules before death.

     Tax-Free Rollovers. If certain requirements are met, a tax-free rollover may be made to a Roth IRA from (a) another Roth IRA or (b) a traditional IRA that meets the requirements for the exclusion of a rollover under Section 408(d)(3) of the Internal Revenue Code. The taxpayer must have adjusted gross income of not more than $100,000 and, if married, must not file a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Simplified Employee Pension Plans

     Premium Deposits. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a Simplified Employee Pension plan ("SEP"). Employer contributions under a SEP, which generally must be made at a rate representing a uniform percent of the compensation of participating employees, are excluded from the gross income of employees for federal income tax purposes. Employer contributions to a SEP cannot exceed the lesser of $42,000 or 25% of an employee's compensation.

     Salary Reduction SEPs. Under limited circumstances, and generally only for years prior to 1997, federal tax law allows employees of certain small employers to have elective contributions made to the SEP on the employees' behalf on a salary reduction basis. Employees of tax-exempt organizations are not eligible for this type of SEP. Generally, only certain small employers who have SEPs that permitted elective salary reduction contributions on December 31, 1996 may continue to allow salary reduction contributions after 1997.

     Taxation of Distributions. SEP distributions are subject to taxation in the same manner as traditional IRA distributions.

     Required Distributions. SEP distributions are subject to the same minimum required distribution rules applicable to traditional IRAs.

     Tax-Free Rollovers. Funds may be rolled over tax free from one SEP to another as long as the rollover is completed within 60 days after the distribution is received and is done no more frequently than once every twelve months. In addition, a distribution from a SEP may be rolled over tax-free into a traditional IRA in the same manner as a distribution from a traditional IRA. A SEP may also receive a rollover contribution from a qualified employer pension, profit-sharing or annuity plan, a Section 403(b) annuity contract or a traditional IRA in the same manner as a traditional IRA.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. American Fidelity believes that Dual Strategy Fund is being managed so as to comply with the requirements. However, due to the uncertainty and lack of guidance with respect to diversification requirements, American Fidelity reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     American Fidelity Assurance Company is an Oklahoma stock life insurance company incorporated under the laws of the State of Oklahoma in 1960. Its principal executive offices are located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, telephone number 800-662-1106. American Fidelity is licensed to conduct life, annuity and accident and health insurance business in 49 states and the District of Columbia.

     American Fidelity Assurance Company has been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership. William M. Cameron, an individual, and Lynda
L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. American Fidelity Assurance Company served as the investment advisor to Separate Account A's predecessor, American Fidelity Variable Annuity Fund A, and is presently the investment advisor to Dual Strategy Fund.

Separate Account A

     American Fidelity Assurance Company's board of directors adopted a resolution on May 7, 1968 to establish Separate Account A as a separate account under Oklahoma insurance law. The inception date of Separate Account A was January 1, 1970 under the name American Fidelity Variable Annuity Fund A. It was organized as an open-end diversified management investment company with its own portfolio of securities. On January 1, 1999, Separate Account A became a unit investment trust. As part of the reorganization, the assets of Separate Account A were transferred intact to Dual Strategy Fund in exchange for shares of Dual Strategy Fund. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

     The assets of Separate Account A are held in American Fidelity Assurance Company's name on behalf of Separate Account A and legally belong to American Fidelity Assurance Company. Under Oklahoma law, however, the assets of Separate Account A may not be charged with liabilities arising out of other business activities of American Fidelity Assurance Company. All income, gains and losses, realized or unrealized, are credited to or charged against Separate Account A contracts without regard for income, gains and losses of American Fidelity Assurance Company. American Fidelity Assurance Company is obligated to pay all benefits and make all payments under the AFPR1ME GROWTH(R) Variable Annuity.

Dual Strategy Fund

     Separate Account A invests exclusively in American Fidelity Dual Strategy Fund(R), an open-end diversified management investment company. Pursuant to a management and investment advisory agreement and subject to the authority of Dual Strategy Fund's board of directors, American Fidelity Assurance Company serves as Dual Strategy Fund's investment advisor and conducts the business and affairs of Dual Strategy Fund. American Fidelity Assurance Company has engaged Todd Investment Advisors, Inc. and Seneca Capital Management LLC as sub-advisors to provide day-to-day portfolio management for Dual Strategy Fund.

     Dual Strategy Fund offers its shares to Separate Account A as a funding vehicle for the annuity contracts. Dual Strategy Fund shares may also be offered to other separate accounts supporting other variable annuity contracts. Dual Strategy Fund does not offer its shares directly to the general public.

     Dual Strategy Fund's investment objectives are, first, long-term growth of capital and, second, the production of income. Dual Strategy Fund invests in a diversified portfolio consisting primarily of common stock. Meeting investment objectives depends on various factors, including how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that Dual Strategy Fund will achieve its objectives.

     Additional information concerning Dual Strategy Fund can be found in the current prospectus for Dual Strategy Fund which accompanies this prospectus. You should read Dual Strategy Fund's prospectus carefully before investing.

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no material pending legal proceedings affecting Separate Account A, Dual Strategy Fund, American Fidelity Assurance Company or American Fidelity Securities, Inc.

                              FINANCIAL STATEMENTS

         The financial statements of Separate Account A and of American Fidelity Assurance Company are included in the Statement of Additional Information.



                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                Page
                                                                ----

General Information and History....................................1
Annuity Payments...................................................1
Federal Income Tax Considerations..................................2
Underwriter........................................................7
Custodian and Independent Accountants..............................7
Legal Opinion......................................................7
Financial Statements...............................................7

------------------------                              PLACE
------------------------                              STAMP
------------------------                               HERE



                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520

                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:

[ ]  AFPR1ME GROWTH(R) Variable Annuity

[ ]  American Fidelity Dual Strategy Fund, Inc.(R)



Name     ---------------------------------------------------------------
         (please print)

Address  ---------------------------------------------------------------

         ---------------------------------------------------------------

         ---------------------------------------------------------------

                                AFPR1ME
                                    GROWTH(R)
                                        Variable Annuity

                                    issued by

                      American Fidelity Separate Account A

                                       and

                       American Fidelity Assurance Company

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


     This Statement of Additional Information is not a prospectus. You should read this document in conjunction with the Prospectus dated May 1, 2005 relating to the AFPR1ME GROWTH(R) Variable Annuity.

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus,

write to us at:                  call us at:                e-mail us at:
P.O. Box 25520                   (800) 662-1106             va.help@af-group.com
Oklahoma City,
Oklahoma  73125-0520

                                AFPR1ME
                                    GROWTH(R)
                                       Variable Annuity

                                    issued by

                      American Fidelity Separate Account A

                                       and

                       American Fidelity Assurance Company

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


                                TABLE OF CONTENTS

                                                                  Page
                                                                  ----

General Information and History.....................................1
Annuity Payments....................................................1
Federal Income Tax Considerations...................................2
Underwriter.........................................................7
Custodian and Independent Accountants...............................7
Legal Opinion.......................................................7
Financial Statements................................................7

                         GENERAL INFORMATION AND HISTORY

     American Fidelity Separate Account A is offering the AFPR1ME GROWTH(R) Variable Annuity to employers and self-employed individuals for use in qualified retirement plans. The depositor, American Fidelity Assurance Company, was organized in Oklahoma in 1960 and is a wholly owned subsidiary of American Fidelity Corporation, a Nevada insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                                ANNUITY PAYMENTS

     Upon investing in the AFPR1ME GROWTH(R) Variable Annuity, you will select an annuity date, which is the month and year that you will begin receiving regular monthly income payments from the annuity. Annuity payments may be made on a variable basis and/or a fixed basis.

Fixed Annuity Payments

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 4% annuity table in the contract. The fixed annuity provides a 4% annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.

Variable Annuity Payments

     A participant may elect a variable annuity payout. Variable annuity payments reflect the investment performance of Dual Strategy Fund during the annuity period. Variable annuity payments are not guaranteed as to dollar amounts.

     American Fidelity Assurance Company will determine the first annuity payment by using the 4.5% annuity table in the contract. It shows the dollar amount of the first monthly payment which can be purchased with each $1,000 of value in a participant account after deducting any applicable premium taxes.

     The value of a participant account is determined by multiplying the participant's accumulation units by the accumulation unit value on the fourteenth day before the first annuity payment. The first annuity payment varies according to the annuity option selected and the participant's age.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value on the annuity date. This sets the number of annuity units. The number of annuity units payable remains the same unless a participant transfers a portion of the annuity benefit to a fixed annuity. The dollar amount is not fixed and will change from month to month.

     The dollar amount of annuity payments after the first payment is determined by multiplying the fixed number of annuity units per payment by the annuity unit value on the fourteenth calendar day preceding the payment date. The result is the dollar amount of the payment.

Annuity Unit

     The value of an annuity unit is determined by multiplying the value of an annuity unit for the immediately preceding period by the product of (1) the net investment factor for the fourteenth calendar day prior to the valuation date for which the value is being determined, and (2) .9998794.

Variable Annuity Formulas

     The following formulas summarize the annuity payment calculations described above:

Number of Variable  =  Dollar Amount of First Monthly Payment
Annuity Units    ----------------------------------------------------
                  Variable Annuity Unit Value on Date of First Payment

                      Value of Annuity                  Net Investment Factor
Annuity Unit Value =  Unit on Preceding  X .9998794  X  for 14th Day Preceding
                       Valuation Date                   Current Valuation Date


Dollar Amount of Second and          Number of           Annuity Unit Value
Subsequent Annuity Payments      =   Annuity Units   X   for Period in Which
                                     Per Payment         Payment is Due

                        FEDERAL INCOME TAX CONSIDERATIONS

     Note: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to tax-qualified annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "Annuity Contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. A participant is not taxed on increases in the value of his or her participant account until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the participant's cost basis, which may be zero. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. For traditional IRAs, SEPs and salary reduction SEPs, the exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the participant's cost basis (adjusted for any period certain or refund feature) bears to the expected return under the contract. For traditional IRAs, SEPs and salary reduction SEPs, the exclusion amount for payments based on a variable annuity option is determined by dividing the participant's cost basis (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the participant's investment has been recovered (i.e., when the total of the excludable amounts equal the participant's investment) are fully taxable. The taxable portion is taxed at ordinary income rates. For Section 401(a), 401(k), and 403(a) qualified pension, profit-sharing or annuity plans and 403(b) tax-deferred annuities ("Qualified Plans"), the exclusion amount is generally determined by dividing the cost-basis of the contract by the anticipated number of payments to be made under the contract. Participants, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account A is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the participant with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations (including Treasury Regulation ss. 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that Dual Strategy Fund will be managed in such a manner as to comply with these diversification requirements. However, due to the uncertainty in this area, American Fidelity reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple IRA Contracts

     For purposes of determining the tax consequences of any distributions made pursuant to IRAs, SEPs and salary reduction SEPs ("IRA Contracts"), all IRA Contracts are treated as one contract and all distributions during a taxable year are treated as one distribution.

Tax Treatment of Assignments

     Contracts issued pursuant to Qualified Plans generally may not be assigned. The assignment or pledge of an IRA Contract or other policy may be a taxable event. The owner of a contract should consult competent tax advisors before assigning or pledging the contract.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from Qualified Plans which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Qualified Plans

     The contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans and IRAs. Because of the minimum premium deposit requirements, the contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan or IRA varies with the type of plan and terms and conditions of each specific plan. Participants, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan or IRA may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance Company's administrative procedures. Participants, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. The Prospectus, under "Federal Tax Matters," describes types of qualified plans with which the contract may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to participating in a contract issued under a qualified plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies.

Tax Treatment of Withdrawals

     Special Tax Treatment for Lump Sum Distributions from Qualified Plans. If the taxpayer receives an amount from a Qualified Plan issued pursuant to a Qualified Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

     Special Rules for Distributions that are Rolled Over. Special rules apply to a distribution from a contract that relates to a Qualified Plan Contract or a rollover IRA Contract if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o    To a traditional IRA under Section 408 of the Code;

     o    To another, similar Qualified Plan; or

     o To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a Qualified Plan Contract will be an eligible rollover distribution except to the extent:

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Qualified Plan by reason of a hardship.

     The administrator of the applicable Qualified Plan should provide additional information about these rollover tax rules when a distribution is made.

     Distributions in the Form of Annuity Payments. If any distribution from a Qualified Plan Contract or IRA Contract is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the contract (and any other cost basis in the contract). To the extent the annuity payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. If the annuity payments continue after all excludable amounts have been paid, such additional payments will generally be fully included in income.

     Penalty Tax on Withdrawals. Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Plan Contract or IRA Contract that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59 1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the taxpayer;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the Qualified Contract (and, with respect to Qualified Plan Contracts, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made to the taxpayer by reason of separation from service with the employer maintaining the plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to IRA Contracts);

     o Distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the taxpayer and his or her spouse and dependents if the taxpayer has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the taxpayer has been re-employed for at least 60 days);

     o Distributions from an IRA Contract made to the taxpayer to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the taxpayer for the taxable year; and

     o Distributions from an IRA Contract made to the taxpayer which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

     Required Distributions. Distributions from a contract issued pursuant to a Qualified Plan or IRA Contract (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o For Qualified Plans, required distributions generally must start by April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70 1/2 or the calendar year in which the taxpayer terminates employment with the employer;

     o For IRA Contracts (other than a Roth IRA), required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70 1/2; and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Withdrawal Limitations

     Contracts issued pursuant to 401(k) Qualified Plans and 403(b) tax-deferred annuities are subject to limitations only when amounts may be distributed. The Prospectus, under "Federal Tax Matters," describes the applicable limitations.


                 OFFERING OF THE AFPRIME GROWTH VARIABLE ANNUITY

     American Fidelity Separate Account A offers the AFPR1ME GROWTH(R) Variable Annuity to employers and self-employed individuals for use in qualified retirement plans. The AFPR1ME GROWTH(R) Variable Annuity is issued by American Fidelity Assurance Company in the form of group contracts between American Fidelity and the employer or self-employed individual or an individual using the contract to fund an Individual Retirement Annuity.


                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account A for 2002, 2003, and 2004 were $515,756, $398,938, and $352,537 respectively.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account A required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

[Independent Accountant Information to be included in Final Document]

                                  LEGAL OPINION

     McAfee & Taft A Professional Corporation has provided advice on certain matters relating to the federal securities and income tax laws applicable to the contracts.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account A and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company should be considered only as bearing on the ability of American Fidelity Assurance Company to meet its obligations under the contracts; they should not be considered as bearing on the investment performance of the assets held in Separate Account A.

                                     PART C

                                OTHER INFORMATION

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

     The following financial statements are included in Part B of this registration statement:

AMERICAN FIDELITY SEPARATE ACCOUNT A

     Independent Auditors' Report
     Statement of Assets and Liabilities as of December 31, 2004
     Statement of Operations for the Year Ended December 31, 2004
     Statement of Changes in Net Assets for the Year Ended December 31, 2004
       and 2003
     Financial Highlights Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

     Independent Auditors' Report
     Consolidated Balance Sheets as of December 31, 2004 and 2003
     Consolidated Statements of Income for the Years Ended December 31,
       2004, 2003 and 2002
     Consolidated Statements of Stockholder's Equity for
       the Years Ended December 31, 2004, 2003 and 2002
     Consolidated Statements of Cash Flows for the Years Ended
       December 31, 2004, 2003 and 2002
     Notes to Consolidated Financial Statements
     Schedule III - Business Segment Information
     Schedule IV - Reinsurance

     (b) Exhibits

Exhibit
Number
------
1.1 Resolution adopted by the Board of Directors of American Fidelity Assurance Company on May 7, 1968, authorizing establishment of the Registrant. Incorporated by reference to Exhibit 1.1 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

1.2 Resolution adopted by the Board of Directors of American Fidelity Assurance Company on April 6, 1998, authorizing reorganization of the Registrant as a unit investment trust. Incorporated by reference to
          Exhibit 1.2 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

1.3 Resolution adopted by the Board of Managers of the Registrant on March 19, 1998, authorizing reorganization of the Registrant as a unit investment trust. Incorporated by reference to Exhibit 1.3 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

3 Underwriting Contract between the Registrant and American Fidelity Securities, Inc. dated December 20, 1972. Incorporated by reference to
          Exhibit 3 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

4.1       Form of Variable Annuity Master Contract. Incorporated by reference to
          Exhibit 4.1 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

4.2 Form of Variable Annuity Contract Certificate. Incorporated by reference to Exhibit 4.2 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

5         Forms of Variable Annuity Application. Incorporated by reference to
          Exhibit 5 to Post- Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

6.1 Articles of Incorporation of American Fidelity Assurance Company, as amended. Incorporated by reference to Exhibit 6.1 to Post-Effective Amendment No. 43 to Registrant's registration statement on Form N-4 filed on November 25, 1998.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 42 to Registrant's registration statement on Form N-4 filed on April 24, 1998.

8.1 Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 44 to Registrant's registration statement on Form N-4 filed on January 11, 1999.

8.2 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 48 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.3 Second Amendment to Fund Participation Agreement dated July 16, 2002, amending Fund Participation Agreement dated December, 22, 1998. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 50 to Registrant's registration statement on Form N-4 filed on April 29, 2003.

9**       Opinion and Consent of Counsel.

10**      Independent Auditors' Consent.

99*       American Fidelity Assurance Company organization chart.

---------------------

* Filed herewith.
** To be filed by future amendment.

ITEM 25 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                              Positions and Offices
Name and Principal                            with American Fidelity
Business Address                              Assurance Company
---------------------------------------       -------------------------------

Lynda L. Cameron                              Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                            Chairman, Chief Executive
2000 N. Classen Boulevard                     Officer and Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                            Executive Vice President and
2000 N. Classen Boulevard                     Treasurer
Oklahoma City, Oklahoma  73106

William E. Durrett                            Senior Chairman of the Board
2000 N. Classen Boulevard                     and Director
Oklahoma City, Oklahoma  73106

Charles R. Eitel                              Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                              Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Stephen P. Garrett                            Senior Vice President, Chief
2000 N. Classen Boulevard                     Compliance Officer and
Oklahoma City, Oklahoma  73106                Secretary

Kenneth D. Klehm                              Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                         Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                                Director
210 Park Ave., Suite 230
Oklahoma City, Oklahoma  73102

Paula Marshall-Chapman                        Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                                   President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                        Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120

ITEM 26 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
           DEPOSITOR OR  REGISTRANT

     American Fidelity Assurance Company's organization chart is included as
Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27 -- NUMBER OF CONTRACT OWNERS

     As of March 1, 2005, there were 17,497 contract owners of qualified contracts and no contract owners of non-qualified contracts offered by the Registrant.

ITEM 28 -- INDEMNIFICATION

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29 -- PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the sole underwriter for American Fidelity Separate Account A, American Fidelity Separate Account B, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal
   Business Address                 Positions and Offices with Underwriter
---------------------------------   ------------------------------------------------
David R. Carpenter                  Director, Chairman, President, Chief Executive
P.O. Box 25523                      Officer and Treasurer and Investment Company and
Oklahoma City, Oklahoma  73125      Variable Contracts Products Principal

Marvin R. Ewy                       Director, Vice President, Secretary and
P.O. Box 25523                      Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125      Products Principal

Nancy K. Steeber                    Director, Vice President, Operations Officer and
P.O. Box 25523                      Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125      Products Principal

Shirley K. Williams                 Assistant Vice President and Chief Financial
P.O. Box 25523                      Officer and Financial and Operating Principal
Oklahoma City, OK 73125

Katherine I. Leviant                Chief Compliance Officer
P.O. Box 25523
Oklahoma City, OK  73125

     (c) The net underwriting discounts and commissions received by American Fidelity Securities, Inc. from the Registrant in 2004 were $352,537, representing the 3% sales fee deducted from purchase payments to the Registrant. It received no other commission or compensation from or on behalf of the Registrant during the year.

ITEM 30 -- LOCATION OF ACCOUNTS AND RECORDS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940 are:

                               David R. Carpenter
                     Executive Vice President and Treasurer
                       American Fidelity Assurance Company
                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106

ITEM 31 -- MANAGEMENT SERVICES

     Not applicable.

ITEM 32 -- UNDERTAKINGS

                                  UNDERTAKINGS

     The Registrant hereby undertakes to:

     (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that American Fidelity Assurance Company has:

     1. Included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instructed sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on March 30, 2005.

                          AMERICAN FIDELITY SEPARATE ACCOUNT A (Registrant)

                          By:  American Fidelity Assurance Company (Depositor)


                               By:  JOHN W. REX
                                    John W. Rex, President


                          AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)


                          By:  JOHN W. REX
                               John W. Rex, President

     Each of the undersigned officers and directors of American Fidelity Assurance Company, hereby severally constitute and appoint John W. Rex as his true and lawful attorney-in-fact with full power to sign for him, in his name as officer or director, or both, of the American Fidelity Assurance Company, a Registration Statement (and any and all amendments thereto, including post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 30, 2005.

Signature                         Title
---------                         -----

                                  Director
------------------------------
Lynda L. Cameron

                                  Chairman, Chief Executive Officer and Director (Principal Executive Officer)
------------------------------
William M. Cameron

                                  Executive Vice President and Treasurer
DAVID R. CARPENTER                (Principal Financial and Accounting Officer)
------------------------------
David R. Carpenter

WILLIAM E. DURRETT                Senior Chairman of the Board and Director
------------------------------
William E. Durrett

                                  Director
------------------------------
Charles R. Eitel

THEODORE M. ELAM                  Director
------------------------------
Theodore M. Elam

DAVID R. LOPEZ                    Director
------------------------------
David R. Lopez

                                  Director
------------------------------
Paula Marshall-Chapman

JOHN W. REX                       President and Director
------------------------------
John W. Rex

GALEN P. ROBBINS                  Director
------------------------------
Galen P. Robbins, M.D.

                                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                     DESCRIPTION                                                     METHOD OF FILING
------                     -----------                                                     ----------------

1.1    Resolution adopted by the Board of Directors of American Fidelity Assurance     Incorporated herein by reference
       Company on May 7, 1968, authorizing establishment of the Registrant.

1.2    Resolution adopted by the Board of Directors of American Fidelity Assurance     Incorporated herein by reference
       Company on April 6, 1998, authorizing reorganization of the Registrant as a unit investment trust.

1.3    Resolution adopted by the Board of Managers of the Registrant on March 19,      Incorporated herein by reference
       1998, authorizing reorganization of the Registrant as a unit investment trust.

3      Underwriting Contract between the Registrant and American Fidelity              Incorporated herein by reference
       Securities, Inc. dated December 20, 1972.

4.1    Form of Variable Annuity Master Contract.                                       Incorporated herein by reference

4.2    Form of Variable Annuity Contract Certificate.                                  Incorporated herein by reference

5      Forms of Variable Annuity Application.                                          Incorporated herein by reference

6.1    Articles of Incorporation of American Fidelity Assurance Company, as            Incorporated herein by reference
       amended.

6.2    Amended and Restated Bylaws of American Fidelity Assurance Company dated        Incorporated herein by reference
       November 24, 1997.

8.1    Fund Participation Agreement dated December 22, 1998 between Dual Strategy      Incorporated herein by reference
       Fund and American Fidelity Assurance Company.

8.2    First Amendment to Fund Participation Agreement dated December 22, 1998         Incorporated herein by reference
       between Dual Strategy Fund and American Fidelity Assurance Company.

8.3    Second Amendment to Fund Participation Agreement dated July 16, 2002,           Incorporated herein by reference
       amending Fund Participation Agreement dated December, 22, 1998.

9     Opinion and Consent of Counsel.

10    Independent Auditors' Consent.

99     American Fidelity Assurance Company organization chart.                         Filed herewith electronically


